Cover	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity File Number	001-39231
Entity Registrant Name	PASSAGE BIO, INC.
Entity Central Index Key	0001787297
Entity Tax Identification Number	82-2729751
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street, 39th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	267
Local Phone Number	866-0311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	PASG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false